Debt (Long-Term Debt) (Detail) - USD ($) $ in Thousands	Jun. 24, 2015	Jun. 25, 2014
Debt [Line Items]
Capital lease obligations (see Note 9)	$ 40,849	$ 43,086
Long-term debt and capital lease obligations, including current maturities	974,264	860,186
Less current installments	(3,439)	(27,884)
Long-term debt, less current installments	970,825	832,302
Term Loan [Member]
Debt [Line Items]
Term loan	0	187,500
Revolver Borrowings [Member]
Debt [Line Items]
Revolving credit facility	383,750	80,000
3.88% notes [Member]
Debt [Line Items]
Senior notes	299,766	299,736
2.60% notes [Member]
Debt [Line Items]
Senior notes	$ 249,899	$ 249,864